SERVICING - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrower Payments
Servicing Liabilities at Fair Value [Line Items]
Servicing liability	$ 326.9	$ 198.8	$ 116.9
Loan Purchase Commitments
Servicing Liabilities at Fair Value [Line Items]
Servicing liability	$ 14.6	$ 13.8	$ 3.2